Leases (Direct Finance and Sales-type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 1,066
Less: amounts representing estimated executory costs	(189)
Minimum lease payments receivable	877	$ 865
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(532)	(564)
Net investment in direct finance and sales-type leases	528
Principal due within one year (included in "Receivables and other current assets")	17
Net investment in sales-type leases - long-term (included in "Other long-term assets")	38
Net Investment in direct finance leases - long-term	473	475
Future minimum lease payments to be received for each of the next five years and in aggregate thereafter
2020	76
2021	74
2022	73
2023	73
2024	74
Thereafter	696
Total minimum lease payments to be received	1,066
Less: executory costs	(189)
Minimum lease payments receivable	$ 877	$ 865